Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment, Net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	¥ 134,331		¥ 87,882
Less: accumulated depreciation	(61,895)		(20,589)
Property, plant and equipment, net	72,436	$ 11,101	67,293
Computers and Equipment
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	133,823		87,374
Vehicles
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	¥ 508		¥ 508